DEFERRED INCOME TAX ASSETS/LIABILITIES - Income tax (expense) benefit (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DEFERRED INCOME TAX ASSETS/LIABILITIES
Current tax expense	$ (241)	$ (218)
Deferred tax (expense) benefit	(8,010)	(19,072)	$ 5,943
Income tax (expense) benefit	$ (8,251)	$ (19,290)	$ 5,943